Schedule of Fair Value Other Financial Instruments Measured (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 423,131	$ 399,322
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets			$ 664,412
Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	423,131	399,322
Cash Equivalents | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets			664,412
Quoted Prices In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	423,131	399,322
Quoted Prices In Active Markets (Level 1) | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets			664,412
Quoted Prices In Active Markets (Level 1) | Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 423,131	$ 399,322
Quoted Prices In Active Markets (Level 1) | Cash Equivalents | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets			$ 664,412